Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Contingencies And Commitments [Abstract]
Summary of Provisions for Contingencies
The provisions for contingencies recorded are as follows:

	12.31.23	12.31.22
Other Contingencies	16,145,865	22,877,301
For Commercial Lawsuits/Legal matters	10,568,289	16,705,092
For Labor Lawsuits	895,153	1,675,878
For Claims and Credit Cards	200	623
For Guarantees Granted	1,142	3,556
For Other Contingencies	4,681,081	4,492,152
For Termination Benefits	4,013,811	8,648,052
Difference for Dollarization of Judicial Deposits—Communication “A” 4686	228,267	409,573
Total	20,387,943	31,934,926